FAIR VALUE MEASUREMENTS - Assets Measured at Fair Value on a Recurring Basis (Details) - EBP Plans - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 7,129,991,825	$ 6,004,172,957
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,187,635,628	1,123,608,374
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,187,635,628	1,123,608,374
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	138,692,527	361,788,044
Registered investment companies | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	138,692,527	361,788,044
Registered investment companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	138,692,527	361,788,044
Cummins Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,048,943,101	761,820,330
Cummins Inc. common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,048,943,101	761,820,330
Cummins Inc. common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,048,943,101	761,820,330
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,942,356,197	4,880,564,583
Common/collective trust funds | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 5,942,356,197	$ 4,880,564,583